WARRANT LIABILITY (FY) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Warrants [Abstract]
Period to exercise warrants after business combination	30 days	30 days
Period to exercise warrants after public offerings	12 months	12 months
Expiration period of warrants	5 years	5 years
Number of days to file registration statement	15 days	15 days
Period for registration statement to become effective	60 days	60 days
Warrant redemption price (in dollars per share)	$ 0.01	$ 0.01
Notice period to redeem warrants	30 days	30 days
Number of trading days	20 days	20 days
Trading day threshold period	30 days	30 days
Limitation period to transfer, assign or sell warrants	30 days	30 days
Class A Ordinary Shares [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 18.00	$ 18.00
Percentage of exercise price of public warrants is adjusted higher than the market value of newly issued price	115.00%	115.00%
Percentage of redemption triggered price is adjusted higher than the market value of newly issued price	180.00%	180.00%
Class A Ordinary Shares [Member] | Minimum [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 12.00	$ 12.00
Percentage of aggregate gross proceeds of issuance available for funding of business combination	60.00%	60.00%
Class A Ordinary Shares [Member] | Maximum [Member]
Warrants [Abstract]
Additional shares issued with the closing of business combination (in dollars per share)	$ 9.20	$ 9.20